Victory AMT Free Municipal Fund Investment Objectives and Goals - Victory AMT Free Municipal Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory AMT-Free Municipal Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory AMT-Free Municipal Fund (the “Fund”) seeks as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.